Synthetic Guaranteed Investment Contracts (Details) - EBP 002	Dec. 31, 2025 contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Percentage of underlying assets owned by the Plan	100.00%
Number of synthetic contracts included in the Plan	3